Business Acquisitions - Summary of fair value and amortization periods of identifiable intangible assets acquired (Details) - Egencia $ in Millions	Nov. 01, 2021 USD ($)
Customer Relationships
Business Acquisition [Line Items]
Fair value of acquired intangibles	$ 390
Amortization period (in years)	15 years
Trade Names
Business Acquisition [Line Items]
Fair value of acquired intangibles	$ 50
Amortization period (in years)	10 years
Acquired technology
Business Acquisition [Line Items]
Fair value of acquired intangibles	$ 50
Amortization period (in years)	5 years